ACQUISITIONS AND DROP DOWN TRANSACTIONS - Revenue and Net Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Revenues	$ 112,414	$ 115,201	$ 86,855	$ 86,087	$ 114,252	$ 94,152	$ 93,063	$ 85,702	$ 400,557	$ 387,169	$ 326,160
Net (loss) income									(222,228)	(47,368)	47,008
Summit Midstream Partners, LP
Business Acquisition [Line Items]
Revenues									358,046	338,941	241,089
Net (loss) income									(192,212)	(23,992)	43,584
Drop Down Assets 2016 Acquisition
Business Acquisition [Line Items]
Revenues									29,238	14,466	2,474
Net (loss) income									(35,419)	(32,634)	(5,829)
Polar Midstream and Epping
Business Acquisition [Line Items]
Revenues									13,273	22,449	3,893
Net (loss) income									$ 5,403	6,430	(467)
Red Rock Gathering Company, LLC
Business Acquisition [Line Items]
Revenues										11,313	50,114
Net (loss) income										$ 2,828	9,668
Bison Midstream
Business Acquisition [Line Items]
Revenues											28,590
Net (loss) income											$ 52